Related parties - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related parties
Schedule of balances with related parties
	Other receivables (i)	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments (ii)	Loans (iii)	Suppliers (note 15a)	Bonds (note 14)
Cogna Educação S.A.	-	-	153,714	1,354	20,884	-	691,451
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-	-
Editora Atica S.A.	-	1,193	-	72,158	-	7,392	-
Editora Scipione S.A.	-	414	-	13,408	-	1,386	-
Centro Educacional Leonardo Da Vinci SS	-	63	-	-	-	-	-
Maxiprint Editora Ltda.	13	367	-	-	-	26	-
Pax Editora E Distribuidora Ltda.	-	-	-	-	-	-	-
Saraiva Educacao S.A.	-	804	-	36,454	-	8,010	-
Colegio Visao Eireli	-	115	-	-	-	-	-
Colegio Manauara Lato Sensu Ltda.	-	2,838	-	-	-	173	-
Pitagoras Sistema De Educacao Superior Ltda.	-	127	-	-	-	-	-
Somos Idiomas SA	79	-	-	-	-	-	-
SGE Comercio De Material Didatico Ltda.	-	6	-	41	-	661	-
Sistema P H De Ensino Ltda.	-	2,348	-	2,116	-	163	-
Escola Mater Christi Ltda.	-	216	-	-	-	104	-
Somos Educação S.A.	-	-	-	-	-	-	-
Saber Serviços Educacionais S.A.	1,686	3,710	-	-	-	2,658	100,892
Acel Adminstração de Cursos Educacionais Ltda	-	2,899	-	-	-	36	-
Educação Inovação e Tecnologia S.A.	-	-	-	229	-	0	-
Somos Operações Escolares S.A.	292	980	-	-	-	-	-
Sociedade Educacional Doze De Outubro Ltda.	-	231	-	-	-	36	-
Colégio Motivo Ltda.	-	1,250	-	-	-	249	-
Colégio JAO Ltda.	-	772	-	-	-	-	-
Editora E Distribuidora Educacional S.A.	-	528	-	9,547	-	89	-
Colégio Ambiental Ltda	-	315	-	-	-		-
Conlégio Cidade Ltda	-	155	-	-	-		-
Curso e Colégio Coqueiro Ltda	-	188	-	-	-		-
ECSA Escola A Chave do Saber Ltda	-	435	-	-	-		-
EDUFOR Serviços Educacionais Ltda	-	10	-	-	-		-
Escola Riacho Doce Ltda	-	253	-	-	-		-
Nucleo Brasileiro de Estudos Avançados Ltda	-	391	-	-	-		-
Papelaria Brasiliana Ltda	-	1,478	-	-	-		-
Sociedade Educacional Alphaville Ltda	-	190	-	-	-		-
Sociedade Educacional NEODNA Cuiaba Ltda	-	101	-	-	-		-
	2,070	22,791	153,714	135,307	20,884	20,985	792,343

(i)	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company;

(ii)	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below; and

(iii)

On April 1, 2020 the Company signed a loan agreement with Cogna Educação S.A. in the amount of R$ 20,000 bearing interest rate at CDI plus 3,75%. Until December 31, 2020 the Company recognized R$ 884 as interest expense on consolidated statement of Profit and Loss.

	December 31, 2019
	Other receivables	Trade receivables (Note 10)	Indemnification asset (note 20b)	Other payments	Loans	Suppliers (note 15)	Bonds (note 14)
Cogna Educação SA,	-	-	149,600	-	-	-	1,539,146
Anhanguera Educacional Participacoes SA,	-	1,150	-	-	-	-	-
Editora Atica SA,	16	281	-	31,944	-	-	-
Editora Scipione SA,	4,743	304	-	-	-	-	-
Escola Mater Christi Ltda,	-	204	-	130	-	-	-
Maxiprint Editora Ltda,	4,021	1,154	-	-	-	-	-
Pax Editora E Distribuidora Ltda,	-	49	-	-	-	-	-
Saraiva Educacao SA,	28,226	424	-	-	-	-	-
Somos Idiomas SA,	75	2	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda,	-	1,415	-	-	-	-	-
Ecsa Escola A Chave Do Saber Ltda,	-	212	-	-	-	-	-
Colégio Jao Ltda,	-	415	-	-	-	-	-
Colégio Motivo Ltda,	-	1,442	-	-	-	-	-
Editora E Distribuidora Educacional SA,	-	2,705	-	-	-	737	-
Sge Comercio De Material Didatico Ltda,	6	5	-	-	-	482	-
Sistema P H De Ensino Ltda,	-	2,027	-	18	-	-	-
Somos Operações Escolares SA,	42	-	-	4,197	29,192	-	-
Saber Serviços Educacionais SA,	-	5,041	-	-	-	-	101,801
Sociedade Educacional Doze De Outubro Ltda,	-	232	-	-	-	-	-
Saber Serviços Educacionais as	1,012	-	-	-	-	-	-
Editora E Distribuidora Educacional as	-	-	-	12,955	-	-	-
	38,141	17,062	149,600	49,244	29,192	1,219	1,640,947

Schedule of transactions with related parties
	Year ended December 31, 2020				Year ended December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues	Finance costs	Cost Sharing (note 20c)	Sublease (note 20e)	Revenues	Finance costs (i)	Revenues	Finance costs
Cogna Educação S.A.	-	48,432	-	-	-	86,839	-	-
Somos Educação S.A.	-	278	-	-	-	-	-	-
Editora Atica S.A.	7,287	229	11,989	15,364	-	-	-	-
Editora Scipione SA.	1,551	-	-	-	-	-	-	-
Colégio Manauara Lato Sensu Ltda.	3,139	-	-	-	-	-	-	-
Maxiprint Editora Ltda.	612	-	-	-	-	-	-	-
Saraiva Educacao SA.	3,364	-	-	3,739	-	-	-	-
Sociedade Educacional Parana Ltda.	795	-	-	-	-	-	-	-
Acel Administracao De Cursos Educacionais Ltda.	1,230	-	-	-		-	283	-
Sociedade Educacional Neodna Cuiaba Ltda.	367	-	-	-	1,307	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	657	-	-	-	-	-	-	-
Colégio Motivo Ltda.	1,308	-	-	-	-	-	316	-
Sistema P H De Ensino Ltda.	5,776	-	-	-	1,909	-	3,267	-
Saber Serviços Educacionais S.A.	1,254	6,740	-	729	4,642	5,744	-	25,591
Sociedade Educacional Doze De Outubro Ltda	295	-	-	-	1,770	-	134	-
Editora E Distribuidora Educacional SA.	1,841	-	36,144	1,489	469	-	592	-
Somos Operações Escolares SA.	-	-	-	-	1,647	-	-	-
Escola Mater Christi	246	-	-	-	-	-	120	-
Colegio JAO Ltda.	387	-	-	-	311	-	127	-
Centro Educacional Leonardo Da Vinci SS	1,319	-	-	-	511	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	423	-	-	-	-	-	-	-
Papelaria Brasiliana Ltda	1,287	-	-	-	-	-	-	-
Sociedade Educacional Alphaville SA	317	-	-	-	-	-	-	-
Sociedade Educacional NEODNA Cuiaba Ltda - EPP	367	-	-	-	-	-	-	-
Others	-	-	-	362	134	-	72	-
	33,822	55,679	48,133	21,683	12,700	92,583	4,911	25,591

(i)	Refers to debentures interest; see Note 14.

Schedule of commercial lease and sublease agreements with related parties
Entity (Sublessor)	Counterpart sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S,A (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 390	September 30, 2025	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$439	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	SGE Comércio de Material Didático Ltda, (“SGE”),	R$15	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 3	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S,A, (“Sariva”)	R$ 113	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Livraria Livro Fácil Ltda,(“Livro Fácil”)	R$ 82	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Editora e Distribuidora Educacional S,A (“EDE”)	R$ 43	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Lessee Entity	Counterpart lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$35	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$30	60 months from the agreement date	Inflation index	Bahia (Salvador)

Schedule of key management personnel compensation expenses
	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Short-term employee benefits (i)	6,982	11,430	155
Share-based compensation plan (ii)	33,594	1,372	475
	40,576	12,802	630

(i)

The Company, as a result of COVID-19, has been reviewed some short-term benefits not based on legal obligation, for example bonus based on performance to key management personnel. As a consequence, the expense over those short-term benefit has been reversed.

(ii)	Refers substantially to share-based compensation plan, considered as IPO Bonus, which included payroll charges.

Vasta Platform (Successor)
Related parties
Schedule of balances with related parties
	Other receivables	Trade receivables	Indemnification asset	Other payments	Loans	Suppliers	Bonds
	(i)	(Note 9)	(note 19b)	(i)	(ii)	(note 14)	(note 13)
Cogna Educação SA.	—	—	149,600	—	—	—	—
Anhanguera Educacional Participacoes SA.	—	1,150	—	—	—	—	—
Editora Atica SA.	16	281	—	31,944	—	—	—
Editora Scipione SA.	4,743	304	—	—	—	—	—
Escola Mater Christi Ltda.	—	204	—	130	—	—	—
Maxiprint Editora Ltda.	4,021	1,154	—	—	—	—	—
Pax Editora E Distribuidora Ltda.	—	49	—	—	—	—	—
Saraiva Educacao SA.	28,226	424	—	—	—	—	—
Somos Idiomas SA.	75	2	—	—	—	—	—
Acel Administracao De Cursos Educacionais Ltda.	—	1,415	—	—	—	—	—
Ecsa Escola A Chave Do Saber Ltda.	—	212	—	—	—	—	—
Colégio Jao Ltda.	—	415
Colégio Motivo Ltda.	—	1,442
Editora E Distribuidora Educacional SA.	—	2,705	—	—	—	737	—
Sge Comercio De Material Didatico Ltda.	6	5	—	—	—	482	—
Sistema P H De Ensino Ltda.	—	2,027	—	18	—	—	—
Somos Operações Escolares SA.	42	—	—	4,197	29,192	—	—
Saber Serviços Educacionais SA.	—	5,041	—	—	—	—	1,640,947

	Other receivables	Trade receivables	Indemnification asset	Other payments	Loans	Suppliers	Bonds
	(i)	(Note 9)	asset (note 19b)	(i)	(ii)	(note 14)	(note 13)
Sociedade Educacional Doze De Outubro Ltda.	—	232	—	—	—	—	—
Saber Serviços Educacionais as	1,012	—	—	—	—	—	—
Editora E Distribuidora Educacional as	—	—	—	12,955	—	—	—
	38,141	17,062	149,600	49,244	29,192	1,219	1,640,947

(i)	Refers exclusively to the collection of corporate expenses, which are: Payroll, Services with third parties and others (Note 19.c)

(ii)

Refers to loans received by Somos Educação S.A with a maturity of 365 days and without interests, which can be postponed using an agreement addendum and subject to agreement by the counterparty or by Parent entity.

	December 31, 2018
	Trade receivables (Note 9)	Indemnification asset (note 19b)	Suppliers	Bonds
Cogna Educação SA.	—	149,600	—	—
Acel Administracao De Cursos Educacionais
Ltda.	423	—	410	—
Colégio Jao Ltda.	101	—	3	—
Colégio Maxi Ltda.	1	—	—	—
Colégio Motivo Ltda.	1,042	—	25	—
Ecsa Escola A Chave Do Saber Ltda.	29	—	—	—
Sge Comercio De Material Didatico Ltda.	1,667	—	—	—
Sistema P H De Ensino Ltda.	296	—	8	—
Somos Operações Escolares SA.	211	—	—	—
Saber Serviços Educacionais SA.	—	—	—	1,638,556
Sociedade Educacional Doze De Outubro Ltda.	31	—	—	—
	3,801	149,600	446	1,638,556

Schedule of transactions with related parties
	December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues (ii)	Finance costs (i)	Revenues (ii)	Finance costs (i)
Sistema PH de Ensino	4,642	—	3,267	—
Colegio Motivo	1,909	—	316	—
ACEL Administração de Cursos Educacionais	1,307	—	283	—

	December 31, 2019		October 11, 2018 to December 31, 2018
Transactions held:	Revenues (ii)	Finance costs (i)	Revenues (ii)	Finance costs (i)
Sociedade Educacional Doze de Outubro	469	—	134	—
Escola Mater Christi	311	—	120	—
Colégio Integrado JAO	511	—	127	—
Editora E Distribuidora Educacional SA	1,647	—	592	—
Saber Serviços Educacionais Sa	1,770	92,583	—	25,591
Outros	134	—	72	—
	12,700	92,583	4,911	25,591
(i)	As described in note 13, refers to bonds subscribed by SABER as of December 31, 2018 and by SOMOS as of October 11, 2018.
(ii)	Primarily refers to the amounts arising from the direct sales of printed books and learning systems to other entities of Cogna’s Group for resale to its direct clients.
(iii)

Refer to outstanding reimbursements to other related parties or with operations with the Parent Entities that are not part of the business. For shared expenses incurred, that were allocated to the Business according to the assumptions presented in note 2.

Schedule of commercial lease and sublease agreements with related parties
Lessee Entity	Counterpart lease agreement (Lessor)	Monthly payments	Mature	Rate	State of the property in use
Somos – Anglo	Editora Scipione S.A.	R$35	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos – Anglo	Editora Scipione S.A.	R$35	60 months from the agreement date	Inflation index	Bahia (Salvador)

Lessee Entity	Counterpart lease agreement (Lessor)	Monthly payments	Mature	Rate	State of the property in use
Editora e Distribuidora Educacional S.A (“EDE”)	Somos – Anglo	R$ 390	September 30, 2025	Inflation index	São Paulo (São Paulo)
Somos – Anglo	Editora Scipione S.A.	R$439	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos – Anglo	SGE Comércio de Material Didático Ltda. (“SGE”).	R$15	September 30, 2025	Inflation index	São Paulo (São José dos Campos)

Entity (Sublessor)	Counterpart lease agreement (Sublessee)	Monthly payments	Mature	Rate	State of the property in use
Somos – Anglo	Somos Idiomas S.A.	R$ 3	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos – Anglo	Saraiva Educação S.A. (“Sariva”)	R$113	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos – Anglo	Livraria Livro Fácil Ltda. (“Livro Fácil”)	R$82	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos – Anglo	Editora e Distribuidora Educacional S.A (“EDE”)	R$43	September 30, 2025	Inflation index	São Paulo (São José dos Campos)

Schedule of key management personnel compensation expenses
	December 31, 2019	October 11 to
		December 31, 2018
Short-term employee benefits	11,430	155
Share-based compensation plan	1,372	475
	12,802	630